Restatement of Previously Issued Unaudited Interim Financial Statements (Tables)	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
Schedule of Restatement of Financial Statements

Balance Sheet (Unaudited)	As of June 30, 2023
	As Reported	Adjustment	As Restated

Additional paid in capital	$26,137,940	$(576,160)	$25,561,780
Accumulated deficit	$(31,798,754)	$576,160	$(31,222,594)

Balance Sheet (Unaudited)	As of September 30, 2023
	As Reported	Adjustment	As Restated

Additional paid in capital	$32,469,830	$(576,160)	$31,893,670
Accumulated deficit	$(32,856,462)	$576,160	$(32,280,302)

Statement of Operations (Unaudited)	For the six months ended June 30, 2023
	As Reported	Adjustment	As Restated

General and administrative	$3,516,306	$(576,160)	$2,940,146
Total operating expenses	4,064,511	(576,160)	3,488,351
Loss from operations	(4,016,549)	576,160	(3,440,389)
Net loss	(4,037,021)	576,160	(3,460,861)
Loss per share - basic and diluted	$(0.15)	$0.02	$(0.13)

Statement of Operations (Unaudited)	For the nine months ended September 30, 2023
	As Reported	Adjustment	As Restated

General and administrative	$4,031,452	$(576,160)	$3,455,292
Total operating expenses	5,120,391	(576,160)	4,544,231
Loss from operations	(5,063,267)	576,160	(4,487,107)
Net loss	(5,094,729)	576,160	(4,518,569)
Loss per share - basic and diluted	(0.18)	0.02	(0.16)

Statement of Cash Flows (Unaudited)	For the six months ended June 30, 2023
	As Reported	Adjustment	As Restated

Cash Flows from Operating Activities:
Net loss	$(4,037,021)	$576,160	$(3,460,861)
Additional shares issued for prior year software acquisition	2,794,882	(576,160)	2,218,722
Net cash used in operating activities	$(960,625)	$–	$(960,625)

Statement of Cash Flows (Unaudited)	For the nine months ended September 30, 2023
	As Reported	Adjustment	As Restated

Cash Flows from Operating Activities:
Net loss	$(5,094,729)	$576,160	$(4,518,569)
Additional shares issued for prior year software acquisition	2,794,882	(576,160)	2,218,722
Net cash used in operating activities	$(1,545,458)	$–	$(1,545,458)